Stock-Based Compensation Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Outside Directors [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Feb. 29, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] LTIP [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] Minimum [Member] LTIP [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] Maximum [Member] LTIP [Member]	Nov. 30, 2012 Performance Based EBITDA Target [Member] LTIP [Member]	Feb. 28, 2011 Time Based [Member] LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	6
Number of shares available to grant under all plans	8,450,000
Shares approved to grant					500,000						58,515
Number of shares available to grant under latest added plan	1,750,000
Number of shares granted for the period				8,688				35,969
Stock authorized for stock based compensation														62,475	42,000
Stock granted during period	442,350	513,100	515,100
Shares vesting period						3 years			3 years	4 years					4 years
Shares contractual life						10 years	10 years
Historical volatility rate assumption	30.80%	32.80%	33.50%								32.40%
Risk free interest rate assumption	0.89%	2.35%	2.43%								0.18%
Cumulative compensation expense	$ 11,975	$ 14,237	$ 14,961								$ 1,500				$ 2,700
Service periods												6 months 15 days	8 months 23 days